Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 342,472	$ 273,108
Restricted cash	1	4,843
Short term investments	55,440	59,847
Trade and other receivables, net of expected credit losses	233,722	288,157
Accounts receivables from related parties	3,348	6,290
Current tax assets	198,719	231,914
Expendable spare parts and supplies, net of provision for obsolescence	88,334	90,395
Prepayments	69,012	99,864
Deposits and other assets	39,175	29,926
Current assets other than assets	1,030,223	1,084,344
Assets held for sale	681,053	31,580
Total current assets	1,711,276	1,115,924
Non–current assets:
Deposits and other assets	54,074	115,504
Trade and other receivables, net of expected credit losses	22,569	35,503
Non-current taxes assets	1	19
Intangible assets and goodwill, net	505,507	513,803
Deferred tax assets	27,166	24,573
Property and equipment, net	4,953,317	5,313,317
Total non-current assets	5,562,634	6,002,719
Total assets	7,273,910	7,118,643
Current liabilities:
Short-term borrowings and current portion of long-term debt	872,044	626,742
Accounts payable	530,615	664,272
Accounts payable to related parties	3,713	2,827
Accrued expenses	87,610	108,712
Current tax liabilities	26,421	26,702
Provisions for legal claims	20,244	7,809
Provisions for return conditions	21,963	2,475
Employee benefits	148,678	125,147
Air traffic liability	337,363	424,579
Frequent flyer deferred revenue	187,931	186,378
Other liabilities	5,110	3,861
Current liabilities other than liabilities	2,241,692	2,179,504
Liabilities associated with the assets held for sale	490,458
Total current liabilities	2,732,150	2,179,504
Non–current liabilities:
Long–term debt	3,984,279	3,380,838
Accounts payable	11,931	7,127
Provisions for return conditions	122,425	127,685
Employee benefits	118,337	110,085
Deferred tax liabilities	18,471	18,437
Frequent flyer deferred revenue	229,701	234,260
Other liabilities	51,449	68,246
Total non-current liabilities	4,536,593	3,946,678
Total liabilities	7,268,743	6,126,182
Equity:
Common stock	82,600	82,600
Preferred stock	42,023	42,023
Additional paid–in capital on common stock	234,567	234,567
Additional paid–in capital on preferred stock	469,273	469,273
Retained (losses) earnings	(543,010)	386,087
Other comprehensive income / (loss)	(78,120)	(44,096)
Equity attributable to owners of the Company	207,333	1,170,454
Non–controlling interest	(202,166)	(177,993)
Total equity	5,167	992,461
Total liabilities and equity	$ 7,273,910	$ 7,118,643